Putnam
High Yield
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "U.S. corporate junk bonds have actually risen in value so far this year, and their yields have dropped -- a sign, analysts say, that this volatile but popular market sector may hold up much better in 1999 than it did in '98."

                               -- The Los Angeles Times, January 26, 1999

* "Given the recent strength of the U.S. economy, it is quite unusual to see the high-yield market struggling to keep pace with other asset classes, and we believe this has been based mainly on unexplained negative market sentiment rather than on any fundamental weakness. Evidently, the high-yield market is going through an adjustment period, but as the period drew to an end, we saw signs that investors are slowly but steadily gravitating back to high-yield securities."

                               -- Rosemary H. Thomsen, manager
                                  Putnam High Yield Trust

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

36 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The first half of Putnam High Yield Trust's current fiscal year coincided with the most difficult market environment in a decade for the lower-rated high-yielding bonds in which the fund invests. There are signs that investors' flight to safer havens has slowed, but your fund's managers are prepared for continued volatility over the shorter term.

For the longer term, however, they believe the high-yield bond market's fundamentals remain positive. In their opinion, these strengths will eventually re-emerge and reward investors who have patience and a long-term investment perspective.

I am pleased to announce the appointment of three new members to your fund's management team. Rosemary H. Thomsen, who has 16 years of investment experience, has been with Putnam since 1986. Robert M. Paine, who joined Putnam the following year, has more than 10 years of experience in the industry. Jeffrey A. Kaufman joined Putnam last year after serving with MFS Investment Management and prior to that with Salomon Brothers. He has 8 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 21, 1999



Report from the Fund Managers
Rosemary H. Thomsen
Jennifer E. Leichter
Robert M. Paine
Jeffrey A. Kaufman

The six months ended February 28, 1999, proved to be a particularly challenging period for the high-yield bond market. Problems overseas and broad-based selling of high-yield debt by highly leveraged hedge funds curbed Wall Street's appetite for high-yield securities, driving prices down to lows we have not seen for almost 10 years. While Putnam High Yield Trust took advantage of the buying opportunities that resulted, inevitably its performance was affected by the market decline. As a result, your fund's class A shares provided a total return of -0.93% at net asset value and -5.62% at public offering price for the period. For more information, including returns for other classes of shares, please see pages 9 and 10.

* WORLDWIDE RISK AVERSION DRIVES DOWN HIGH-YIELD MARKET

The 1998 crisis in the fixed-income markets started when the Russian ruble was devalued in August. Although Russia makes up only a tiny portion of the global economy, this move sparked a cascade of subsequent events that caused investors worldwide to become risk averse in an extremely short time. Several large hedge funds had significant investments in Russia and other emerging markets. Losses from those investments forced these and other, smaller hedge funds to liquidate their higher-risk holdings, prompting a worldwide rush to the safer haven of U.S. Treasuries. The yield differential between Treasuries and all other sectors of the fixed-income market increased dramatically as a result. Concurrently -- since yield moves in the opposite direction of price -- the value of non-Treasury investments fell precipitously and the high-yield market was hit especially hard. The stock market, which historically has been a major influence on high-yield bond prices, also declined dramatically.

Fortunately for the financial markets, the Federal Reserve Board stepped in to provide liquidity to the system by cutting short-term interest rates three times from late September through Thanksgiving. These moves were successful in restoring liquidity and providing the stock market with a much-needed shot in the arm. Equities quickly rebounded from their lows. High-yield bonds strengthened somewhat but have yet to recover fully.

For example, in July 1998, yields in this market were approximately 3.80 percentage points higher than comparable Treasuries. That yield differential widened out to 7.65 percentage points in early October, fell back to 6.32 percentage points at the end of 1998, and at the end of the period was back down to 5.81 percentage points. This semiannual period was the worst for high-yield bonds since 1990, when default rates in the high-yield market ranged as high as 10%, the economy was in recession, and the United States was at war in the Persian Gulf.

Unlike other types of bonds, high-yield bonds react more to prospects for economic growth and corporate earnings growth rates than they do to interest-rate movements. It is typical for the high-yield market to lag at times of predicted economic weakness. Given the recent strength of the U.S. economy, it is quite unusual to see the high-yield market struggling to keep pace with other asset classes, and we believe this struggle has been based mainly on unexplained negative market sentiment rather than on any fundamental weakness. Evidently, the high-yield market is going through an adjustment period, but as the reporting period drew to an end, we saw signs that investors are slowly but steadily gravitating back to high-yield securities.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications     15.7%

Broadcasting            6.4%

Cable television        5.2%

Gaming                  4.7%

Health care             4.5%

Footnote reads:
Based on net assets as of 2/28/99. Holdings will vary over time.



* OPPORTUNITIES IN TELECOMMUNICATIONS REMAIN A FOCUS

Your fund has emphasized investments in the telecommunications industry for some time and continued to do so during the period. In this sector, fundamentals, or business prospects, remained extremely strong with demand for telecommunications services expanding dramatically. Competitive, fast-growing telecommunications companies that are rapidly gaining market share typically issue high-yield debt to finance their expansion plans. Bonds from this sector also offer particularly high yields -- an important consideration in light of your fund's high-income objective.

Unfortunately, during the recent market turmoil, telecommunications bonds suffered, as investors became concerned that these companies would lose access to capital to finance their business plans. However, that fear has proved ungrounded, and the sector continues to demonstrate exceptional growth potential and operating performance.

Throughout the telecommunications business, consolidation remains an ongoing trend. As deregulation continues to move forward in the United States and elsewhere, large telecommunications and cable television firms seek to become more competitive through acquisition, both domestically and across borders. One portfolio holding that exemplifies this trend is NTL, a provider of local telephone and cable TV services in the United Kingdom. Through creative marketing and aggressive management, this company has succeeded in reaching a steadily growing number of homes by using its fiber-optic backbone and by acquiring other companies. Recently, the company received about $500 million in funding from Microsoft. The fund's investment in NTL reflects both the company's outstanding business prospects and its potential strategic value at some point in the future. While this and other securities discussed in this report were viewed favorably at the end of the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: worm chart HIGH-YIELD BONDS VERSUS
                             OTHER CORPORATE SECURITIES]

HIGH-YIELD BONDS VERSUS
OTHER CORPORATE SECURITIES

                    First Boston           Lehman Brothers
Date             High Yield Index       Corporate Bond Index

2/29/92                37.30%                 14.71%
2/28/93                57.42%                 30.91%
2/28/94                82.13%                 39.61%
2/28/95                83.19%                 41.58%
2/29/96               112.76%                 61.86%
2/28/97               139.61%                 71.12%
2/28/98               169.52%                 89.75%
2/28/99               166.42%                100.82%

Footnote reads:
Past performance is not indicative of future results. This chart demonstrates that high-yield bonds, as represented by the First Boston High Yield Index, generally outperformed investment-grade corporate bonds, as represented by the Lehman Brothers Corporate Bond Index. The chart shows cumulative returns. The lower credit rating of high-yield bonds reflects a greater possibility that adverse changes in an issuer's business or financial condition or in general economic conditions may impair the issuer's ability to pay principal and interest on the securities. This chart does not reflect the performance of Putnam High Yield Trust.


We should also add that, given our concerns about liquidity in the market, we have added a layer of higher-quality, more-liquid securities to the portfolio. Because of the higher quality, their yields are somewhat lower than the fund's typical high-yield holding. However, in light of the recent market volatility, we consider it important to provide the portfolio with a greater element of stability.

* OUTLOOK FOR HIGH-YIELD MARKET REMAINS POSITIVE

At the end of the period, the environment for the high-yield market was characterized by low default rates and a strong economy. In addition, valuations were unusually compelling and demand for high-yield issues had stabilized. Over this period, we have been able to buy bonds at historically low prices and to position the fund in sectors and industries we consider likely to show strong growth prospects in the future.

Putnam's economic forecast currently calls for continued strong economic growth and low inflation. Although the recovery in the equity market has not yet spread to the high-yield market, we believe it will gradually start to do so. Meanwhile, merger and acquisition activity has continued to strengthen a number of high-yield issuers during the period. Over the remainder of fiscal 1999, we anticipate that the positions we established during this buying opportunity will enable the fund to benefit as the high-yield market strengthens once again.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.


TOTAL RETURN FOR PERIODS ENDED 2/28/99

                                Class A           Class B           Class M
(inception date)               (2/14/78)         (3/1/93)          (7/3/95)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    -0.93%   -5.62%   -1.31%   -6.00%   -1.06%   -4.31%
------------------------------------------------------------------------------
1 year                      -9.32   -13.65    -9.96   -14.05    -9.56   -12.48
------------------------------------------------------------------------------
5 years                     31.93    25.65    27.12    25.52    30.36    26.15
Annual average               5.70     4.67     4.92     4.65     5.45     4.76
------------------------------------------------------------------------------
10 years                   138.15   126.83   120.40   120.40   131.76   124.30
Annual average               9.06     8.54     8.22     8.22     8.77     8.41
------------------------------------------------------------------------------
Annual average
(life of fund)              10.36    10.11     9.38     9.38     9.93     9.76
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/99

                                            First Boston
                                            High Yield           Consumer
                                            Bond Index*        price index
------------------------------------------------------------------------------
6 months                                       3.48%              0.80%
------------------------------------------------------------------------------
1 year                                        -1.15               1.73
------------------------------------------------------------------------------
5 years                                       46.28              12.27
Annual average                                 7.90               2.34
------------------------------------------------------------------------------
10 years                                     172.70              35.44
Annual average                                10.55               3.08
------------------------------------------------------------------------------
Annual average
(life of fund)                                   --*              4.69
------------------------------------------------------------------------------

*Comparative return information for the First Boston High Yield Index is not available.

 Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/99

                                    Class A          Class B         Class M
------------------------------------------------------------------------------
Distributions (number)                 6                6               6
------------------------------------------------------------------------------
Income                              $0.613           $0.571          $0.599
------------------------------------------------------------------------------
Capital gains                           --               --              --
------------------------------------------------------------------------------
  Total                             $0.613           $0.571          $0.599
------------------------------------------------------------------------------
Share value:                      NAV      POP         NAV        NAV      POP
------------------------------------------------------------------------------
8/31/98                        $11.47   $12.04      $11.43     $11.47   $11.86
------------------------------------------------------------------------------
2/28/99                         10.74    11.28       10.70      10.74    11.10
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1          10.95%   10.43%      10.21%     10.73%   10.38%
------------------------------------------------------------------------------
Current 30-day SEC yield2       10.77    10.25        9.99      10.51    10.17
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/99
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (2/14/78)         (3/1/93)          (7/3/95)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                     2.49%   -2.40%    2.12%   -2.73%    2.37%   -1.00%
------------------------------------------------------------------------------
1 year                      -9.21   -13.52    -9.86   -13.95    -9.39   -12.36
------------------------------------------------------------------------------
5 years                     38.99    32.41    33.95    32.27    37.40    32.96
Annual average               6.81     5.78     6.02     5.75     6.56     5.86
------------------------------------------------------------------------------
10 years                   142.43   130.94   124.43   124.43   136.00   128.31
Annual average               9.26     8.73     8.42     8.42     8.97     8.61
------------------------------------------------------------------------------
Annual average              10.41    10.16     9.43     9.43     9.98     9.81
(life of fund)
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for method of performance calculation.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

The First Boston High Yield Index* is an unmanaged list of lower-rated, higher-yielding U.S. corporate bonds. The average quality of bonds included in this index will differ from the average quality of bonds in which the fund customarily invests.

The Lehman Brothers Corporate Bond Index* is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of the corporate bond market.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
February 28, 1999 (Unaudited)

CORPORATE BONDS AND NOTES (86.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.7%)
--------------------------------------------------------------------------------------------------------------------------
     $    5,145,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $    5,595,188
          8,210,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                           8,948,900
          4,805,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                         5,093,300
          2,645,000  Outdoor Communications Inc. sr. sub. notes
                       9 1/4s, 2007                                                                              2,849,988
          2,000,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                           2,150,000
                                                                                                            --------------
                                                                                                                24,637,376

Aerospace and Defense (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          4,470,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                               4,201,800
          4,410,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                            4,145,400
          5,575,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                      5,825,875
          2,970,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                              3,125,925
          5,440,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                          5,276,800
          6,610,000  Burke Industries, Inc. company guaranty 10s, 2007                                           6,015,100
          4,810,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                    4,906,200
                                                                                                            --------------
                                                                                                                33,497,100

Agriculture (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         14,743,125  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003
                       (acquired various dates from 9/11/92 to 6/25/97,
                       cost $13,969,693) (RES) (PIK)                                                            14,153,400
          9,330,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                             8,676,900
                                                                                                            --------------
                                                                                                                22,830,300

Airlines (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          6,580,000  Calair LLC company guaranty 8 1/8s, 2008                                                    6,251,000
          6,690,000  Canadian Airlines Corp. sr. notes
                       12 1/4s, 2006 (Canada)                                                                    3,478,800
         11,240,000  Canadian Airlines Corp. sr. sec. notes
                       10s, 2005 (Canada)                                                                        8,992,000
          4,500,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                           4,635,000
         10,405,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                          8,115,900
          7,340,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                          4,183,800
                                                                                                            --------------
                                                                                                                35,656,500

Apparel (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,310,000  GFSI, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/8s, 9/15/04), 2009 (STP)                                                     2,598,350
         11,650,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                              11,533,500
            922,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  908,170
          5,850,000  William Carter Holdings Co. sr. sub. notes
                       Ser. A, 12s, 2008                                                                         6,157,125
                                                                                                            --------------
                                                                                                                21,197,145

Automotive (0.7%)
--------------------------------------------------------------------------------------------------------------------------
         15,605,000  Federal Mogul Corp. 144A notes 7 1/2s, 2009                                                15,126,083
          7,950,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          8,705,250
          1,700,000  Walbro Corp. company guaranty Ser. B,
                       10 1/8s, 2007                                                                             1,700,000
                                                                                                            --------------
                                                                                                                25,531,333

Automotive Parts (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,699,000  Aftermarket Technology Corp. sr. sub. notes
                       12s, 2004                                                                                 4,816,475
          5,775,000  Aftermarket Technology Corp. sr. sub. notes
                       Ser. D, 12s, 2004                                                                         5,919,375
         12,870,000  Hayes Lemmerz International, Inc. 144A
                       company guaranty 8 1/4s, 2008                                                            13,063,050
          7,910,000  Safety Components International, Inc. sr. sub. notes
                       Ser. B, 10 1/8s, 2007                                                                     7,830,900
                                                                                                            --------------
                                                                                                                31,629,800

Banks (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,550,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                        4,572,750
         11,000,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                8,800,000
          6,400,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                      6,539,264
          9,120,000  Greenpoint Capital Trust I company guaranty
                       9.1s, 2027                                                                                9,102,490
            990,000  GS Escrow Corp. sr. notes 7s, 2003                                                            985,050
          4,400,000  North Fork Capital Trust I company guaranty
                       8.7s, 2026                                                                                4,587,660
          6,365,000  Peoples Heritage Capital Trust company guaranty
                       Ser. B, 9.06s, 2027                                                                       6,239,800
          6,475,000  Provident Capital Trust company guaranty 8.6s, 2026                                         6,537,743
          1,450,000  Riggs Capital Trust 144A company guaranty
                       8 7/8s, 2027                                                                              1,437,661
          3,690,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                 3,536,164
          6,980,000  Sovereign Capital Trust company guaranty 9s, 2027                                           6,983,350
          1,225,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                              1,255,613
                                                                                                            --------------
                                                                                                                60,577,545

Basic Industrial Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,180,000  American Standard Companies, Inc. sr. notes
                       7 3/8s, 2008                                                                              2,196,350
         10,801,960  Grove Investors LLC 144A 14 1/2s, 2010 (PIK)                                                7,021,274
            920,000  Koppers Industries, Inc. 144A company guaranty
                       9 7/8s, 2007                                                                                915,400
          4,710,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                              3,768,000
          4,450,000  Roller Bearing Co. company guaranty Ser. B,
                       9 5/8s, 2007                                                                              4,249,750
                                                                                                            --------------
                                                                                                                18,150,774

Broadcasting (4.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Allbritton Communications sr. sub. deb. Ser. B,
                       9 3/4s, 2007                                                                              4,280,000
          2,160,000  Allbritton Communications Co. sr. sub. notes
                       Ser. B, 8 7/8s, 2008                                                                      2,208,600
            338,956  Australis Media, Ltd. sr. disc. notes stepped-coupon
                       1 3/4s, (15 3/4s 5/15/00), 2003 (In default)
                       (Australia) (NON) (STP) (PIK)                                                                 2,542
          2,555,792  Australis Media, Ltd. sr. sec. disc. notes zero %, 2000
                       (In default) (Australia) (NON)                                                            1,990,451
          7,500,000  Benedek Broadcasting sr. notes 11 7/8s, 2005                                                8,137,500
         15,150,000  Benedek Communications Corp. sr. disc. notes stepped-
                       coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                             11,211,000
         17,685,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                     15,120,675
          7,560,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                            8,127,000
          3,800,000  Central European Media Enterprises Ltd. sr. notes
                       9 3/8s, 2004 (Bermuda)                                                                    3,116,000
         22,730,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                             23,752,850
          6,914,690  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                       7,588,872
         24,480,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                             24,602,400
          5,490,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                           5,270,400
          7,770,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                             8,022,525
          3,175,000  Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                      3,111,500
          6,460,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      6,395,400
          5,125,000  Heritage Media Services Corp. sr. sub. notes
                       8 3/4s, 2006                                                                              5,483,750
          2,150,000  Pegasus Communications Corp. 144A sr. notes
                       9 3/4s, 2006                                                                              2,230,625
          8,330,000  Pegasus Media & Communications notes Ser. B,
                       12 1/2s, 2005                                                                             9,163,000
          7,214,000  PHI Holdings, Inc. sr. sub. notes 16s, 2001                                                 5,628,363
          9,700,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                   10,063,750
            450,000  Rogers Cablesystems Ltd. company guaranty
                       10s, 2007 (Canada)                                                                          508,500
          2,117,000  Rogers Cablesystems Ltd. notes
                       9 5/8s, 2002 (Canada)                                                                     2,270,483
          2,000,000  TV Azteca Holdings S.A. de C.V. sr. notes
                       11s, 2002 (Mexico)                                                                        1,690,000
          3,550,000  TV Azteca Holdings S.A. de C.V. sr. notes
                       10 1/2s, 2007 (Mexico)                                                                    2,875,500
                                                                                                            --------------
                                                                                                               172,851,686

Building and Construction (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,370,000  American Architectural Products Corp.
                       company guaranty 11 3/4s, 2007                                                            3,714,500
         13,040,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                12,746,600
         14,275,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007                                            6,852,000
          1,700,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                               867,000
          3,470,000  Jackson Products, Inc. company guaranty
                       Ser. B, 9 1/2s, 2005                                                                      3,478,675
          6,180,000  Presley Cos. sr. notes 12 1/2s, 2001                                                        5,005,800
            980,063  Terex Corp. term loan 8.18s, 2005                                                             970,262
          6,130,000  Toll Corp. company guaranty 8 1/8s, 2009                                                    6,191,300
                                                                                                            --------------
                                                                                                                39,826,137

Building Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            686,000  American Standard, Inc. company guaranty
                       7 5/8s, 2010                                                                                686,000
          9,726,000  American Standard, Inc. company guaranty
                       7 3/8s, 2005                                                                              9,580,110
          7,220,000  Building Materials Corp. 144A sr. notes 8s, 2008                                            7,138,775
                                                                                                            --------------
                                                                                                                17,404,885

Buses (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         23,500,000  MCII Holdings sec. notes 12s (15s,11/15/99) 2002 (STP)                                     19,975,000

Business Equipment and Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,950,000  Cex Holdings, Inc. company guaranty Ser. B, 9
                       5/8s, 2008                                                                                4,628,250
          4,285,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                       11s, 2006                                                                                 4,177,875
          4,994,426  Outsourcing Solutions Inc. 144A 8.621s, 2004                                                4,894,537
          4,840,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                             5,275,600
         13,710,000  U.S. Office Products Co. company guaranty
                       9 3/4s, 2008                                                                              9,734,100
          4,997,531  U.S. Office Products bank term loan 7.53s, 6/9/06                                           3,998,025
          7,321,000  United Stationer Supply, Inc. sr. sub. notes
                       12 3/4s, 2005                                                                             8,162,915
                                                                                                            --------------
                                                                                                                40,871,302

Cable Television (5.1%)
--------------------------------------------------------------------------------------------------------------------------
          8,380,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                            7,081,100
         13,605,000  Adelphia Communications Corp. sr. notes Ser. B,
                       9 7/8s, 2007                                                                             15,135,563
         12,190,000  Adelphia Communications Corp. 144A sr. notes
                       8 3/8s, 2008                                                                             12,586,175
          6,945,000  Century Communications Corp. sr. notes
                       8 7/8s, 2007                                                                              7,708,950
          4,060,000  Century Communications Corp. sr. notes
                       8 3/4s, 2007                                                                              4,506,600
          3,150,000  Century Communications Corp. sr. notes
                       8 3/8s, 2007                                                                              3,425,625
          2,350,000  Century Communications Corp. sr. disc. notes Ser. B,
                       zero %, 2008                                                                              1,222,000
         16,120,000  Charter Communications International, Inc. disc.
                       notes stepped-coupon Ser. B, zero %
                       (14s, 3/15/01), 2007 (STP)                                                               14,911,000
          1,050,000  Comcast Corp. sr. sub. notes 9 3/8s, 2005                                                   1,117,505
          2,320,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                               2,598,400
          9,020,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                               9,967,100
          2,475,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                        2,535,811
          2,770,000  CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                   2,893,182
          2,700,000  CSC Holdings, Inc. deb. 7 5/8s, 2018                                                        2,699,055
          8,500,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                    7,395,000
         20,190,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                   15,798,675
          4,750,000  Jones Intercable, Inc. sr. notes 8 7/8s, 2007                                               5,141,875
          8,082,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                                         8,728,560
         15,978,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon
                       zero % (14 1/4s, 6/15/00), 2005 (STP)                                                    15,838,193
          7,360,000  NTL Inc. 144A sr. notes 11 1/2s, 2008                                                       8,316,800
          5,170,000  NTL Inc. sr. notes, stepped-coupon Ser. B, zero %
                       (9 3/4s, 4/1/03), 2008 (STP)                                                              3,515,600
          2,370,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                           1,380,525
          1,030,000  Rogers Cablesystems Ltd. notes 11s, 2015 (Canada)                                           1,225,700
          6,115,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005                                        6,848,800
          7,850,000  Supercanal Holdings S.A. 144A sr. notes
                       11 1/2s, 2005 (Argentina)                                                                 3,611,000
          2,440,000  TeleWest Communications PLC 144A sr. notes
                       11 1/4s, 2008 (United Kingdom)                                                            2,867,000
         23,175,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                      8,111,250
          5,210,000  United International Holdings sr. disc. notes stepped-
                       coupon Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                      3,438,600
                                                                                                            --------------
                                                                                                               180,605,644

Cellular Communications (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          6,950,000  Celcaribe S.A. sr. notes zero % (13 1/2s, 3/15/04), 2004
                       (Colombia) (STP)                                                                          5,351,500
         32,271,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                        10,649,430
         17,750,000  Cencall Communications Corp. sr. disc. notes
                       10 1/8s, 2004                                                                            18,016,250
          8,965,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                               2,868,800
          1,000,000  Dial Call Communications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, 10 1/4s, 2005                                                      1,015,000
          9,150,000  Dobson Communications Corp. sr. notes
                       11 3/4s, 2007                                                                             9,790,500
         30,125,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                        15,665,000
         41,190,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                       30,480,600
            360,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                                152,100
         14,380,000  NEXTEL Communications, Inc. 144A sr. notes
                       12s, 2008                                                                                16,213,450
          6,140,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (10.65s, 9/15/02), 2007 (STP)                                               4,190,550
          3,480,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (9.95s, 2/15/03), 2008 (STP)                                        2,227,200
            495,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (9 3/4s, 10/31/02), 2007 (STP)                                                322,988
          3,085,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                              3,239,250
                                                                                                            --------------
                                                                                                               120,182,618

Chemicals (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          6,770,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                6,566,900
          6,380,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                             6,316,200
          4,590,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                             4,635,900
          5,307,692  Lyondell Petrochemical bank term loan 7 1/4s, 2003                                          5,168,365
         11,384,614  Lyondell Petrochemical bank term loan 7 1/4s, 1999                                         11,085,768
          9,425,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                      6,691,750
          6,355,000  Pioneer Americas Acquisition 144A sr. notes
                       9 1/4s, 2007                                                                              4,766,250
          2,469,880  Pioneer Americas Acquisition bank term loan
                       8.815s, 12/5/06                                                                           1,605,422
          1,452,626  Pioneer Americas Acquisition 144A bank loan notes
                       FRN 8.47s, 2006                                                                             944,207
         10,845,954  Polytama International notes 11 1/4s, 2007 (Indonesia)                                      1,409,974
          8,265,000  Scotts Co. 144A sr. sub. notes 8 5/8s, 2009                                                 8,512,950
          7,390,000  Sterling Chemicals Holdings sr. disc. notes stepped-
                       coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                              2,734,300
          6,965,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                               2,577,050
                                                                                                            --------------
                                                                                                                63,015,036

Computer Services and Software (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,975,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                            3,213,000
         17,300,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                    11,072,000
          8,920,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                   9,968,100
            840,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      869,400
          5,140,000  Unisys Corp. sr. notes Ser. B, 12s, 2003                                                    5,718,250
         13,185,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                       15,162,750
          2,000,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                         2,105,000
          4,270,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                     4,611,600
                                                                                                            --------------
                                                                                                                52,720,100

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
         14,360,000  Cathay International Ltd. 144A sr. notes
                       13s, 2008 (China)                                                                         2,872,000
          1,215,000  Dine S.A. de C.V. company guaranty
                       8 3/4s, 2007 (Mexico)                                                                       984,150
                                                                                                            --------------
                                                                                                                 3,856,150

Consumer Durable Goods (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          6,750,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                              5,940,000
          5,000,000  Doskocil Manufacturing Co 144A sr. sub. notes
                       10 1/8s, 2007                                                                             4,100,000
          2,240,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                1,680,000
         13,575,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                               10,317,000
          6,586,958  Sealy Mattress Co. 144A sr. notes 12s, 2008                                                 5,928,263
          1,500,000  Signature Brands Ltd. sr. sub. notes
                       13s, 2002 (Canada)                                                                        1,657,500
                                                                                                            --------------
                                                                                                                29,622,763

Consumer Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
         19,444,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                     21,388,400
          2,470,000  Protection One, Inc. sr. disc. notes stepped-coupon
                       zero %, (13 5/8s, 6/30/00), 2005 (STP)                                                    2,815,800
                                                                                                            --------------
                                                                                                                24,204,200

Cosmetics (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,090,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                         3,151,800
          2,380,000  French Fragrances, Inc. company guaranty Ser. D,
                       10 3/8s, 2007                                                                             2,380,000
          3,275,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                     3,242,250
          4,390,000  Revlon Consumer Products sr. notes 9s, 2006                                                 4,247,325
          3,665,000  Revlon Consumer Products sr. sub. notes
                       8 5/8s, 2008                                                                              3,188,550
                                                                                                            --------------
                                                                                                                16,209,925

Electric Utilities (2.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                       4,360,000
          2,185,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                        2,217,775
         15,100,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                           18,621,320
         45,025,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                           52,541,924
          1,500,000  Niagara Mohawk Power Corp. med. term notes
                       9.95s, 2000 (Philippines)                                                                 1,557,810
          2,717,000  North Atlantic Energy Corp. 1st mtge. Ser. A,
                       9.05s, 2002                                                                               2,790,060
          3,718,781  Northeast Utilities System notes Ser. A, 8.58s, 2006                                        3,865,599
          8,036,256  Northeast Utilities System notes Ser. B, 8.38s, 2005                                        8,264,566
          8,750,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                          8,837,500
                                                                                                            --------------
                                                                                                               103,056,554

Electrical Equipment (--%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Samsung Electronics 144A company guaranty
                       9 3/4s, 2003                                                                                189,050

Electronic Components (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Details, Inc. sr. discount notes stepped-coupon Ser. B,
                       zero %, (12 1/2s, 11/15/02), 2007 (STP)                                                   2,725,000
          2,900,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                              2,668,000
          6,485,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                           6,485,000
          7,030,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                       8 3/4s, 2007                                                                              7,293,625
          4,250,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                         4,080,000
         10,450,000  Metromedia Fiber Network, Inc. 144A sr. notes
                       10s, 2008                                                                                10,920,250
         10,820,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                     11,171,650
                                                                                                            --------------
                                                                                                                45,343,525

Electronics (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,685,000  Celestica International Ltd. 144A sr. sub. notes
                       10 1/2s, 2006 (Canada)                                                                    1,861,925
          4,371,981  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                            4,371,981
          4,842,170  Cirent Semiconductor 144A sr. sub. notes
                       10.14s, 2004                                                                              4,842,170
          5,450,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                 5,668,000
          7,865,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                  7,412,763
          2,700,000  Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                                                2,504,250
                                                                                                            --------------
                                                                                                                26,661,089

Energy-Related (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  CalEnergy, Inc. sr. notes 7.63s, 2007                                                       4,231,800
          4,600,000  CE Casecnan Water & Energy sr. notes Ser. A,
                       11.45s, 2005 (Philippines)                                                                3,818,000
          6,360,000  Gothic Production Corp. company guaranty Ser. B,
                       11 1/8s, 2005                                                                             4,134,000
         18,680,000  Panda Global Energy Co. company guaranty
                       12 1/2s, 2004 (China)                                                                     7,845,600
          5,495,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                     3,626,700
          2,606,898  Subic Power Corp. 144A sec. 9 1/2s, 2008                                                    1,824,829
                                                                                                            --------------
                                                                                                                25,480,929

Entertainment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
         14,305,000  ITT Corp. notes 6 3/4s, 2005                                                               12,944,881
          6,880,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                      7,052,000
          5,990,000  SFX Entertainment, Inc. 144A sr. sub. notes
                       9 1/8s, 2008                                                                              6,019,950
          9,375,000  United Artists Theatre sr. sub. notes Ser. B,
                       9 3/4s, 2008                                                                              8,367,188
                                                                                                            --------------
                                                                                                                34,384,019

Environmental Control (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,370,000  Allied Waste Industries, Inc. 144A sr. notes
                       7 7/8s, 2009                                                                              4,479,250
         13,500,000  Allied Waste Industries, Inc. 144A sr. notes
                       7 5/8s, 2006                                                                             13,770,000
                                                                                                            --------------
                                                                                                                18,249,250

Financial Services (2.7%)
--------------------------------------------------------------------------------------------------------------------------
         13,640,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                9,548,000
          8,950,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                          5,191,000
         14,200,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                             12,716,526
          5,240,000  Capital One Financial Corp. notes 7 1/8s, 2008                                              4,848,834
          2,360,000  Cellco Finance Corp. NV 144A sr. sub. notes
                       15s, 2005 (Netherlands)                                                                   2,253,800
          6,610,000  Colonial Capital II 144A company guaranty
                       8.92s, 2027                                                                               6,414,622
         12,745,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                 8,156,800
          7,678,000  Green Tree Acceptance Corp. sr. sub. notes
                       10 1/4s, 2002                                                                             8,044,087
          6,620,000  Imperial Credit Capital Trust I 144A company
                       guaranty 10 1/4s, 2002                                                                    4,965,000
          6,700,000  Local Financial Corp. 144A sr. notes 11s, 2004                                              6,901,000
          3,755,000  Ocwen Capital Trust I company guaranty
                       10 7/8s, 2027                                                                             3,041,550
          6,900,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                  6,727,500
          4,140,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                   3,726,000
         11,600,000  Resource America Inc. 144A sr. notes 12s, 2004                                             10,324,000
          3,000,000  SRI Receivables Purchase 144A notes 12 1/2s, 2000                                           3,030,000
                                                                                                            --------------
                                                                                                                95,888,719

Food and Beverages (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          6,320,000  Ameriserve Food Co. company guaranty
                       10 1/8s, 2007                                                                             4,803,200
          6,040,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                           5,073,600
         16,650,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                     18,148,500
            965,000  Canandaigua Wine Co. sr. sub. notes Ser. C,
                       8 3/4s, 2003                                                                                981,888
          1,875,000  Eagle Family Foods company guaranty Ser. B,
                       8 3/4s, 2008                                                                              1,706,250
          1,915,000  Fleming Companies, Inc. company guaranty Ser. B,
                       10 1/2s, 2004                                                                             1,800,100
          6,300,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                     2,520,000
          6,600,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                          4,884,000
          8,910,000  RAB Food Holdings, Inc. 144A sr. notes 13s, 2008                                            6,237,000
          6,810,000  Trairc Consumer Products, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                             6,690,825
                                                                                                            --------------
                                                                                                                52,845,363

Gaming (4.7%)
--------------------------------------------------------------------------------------------------------------------------
         13,740,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                           15,491,850
          7,860,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                               8,056,500
          4,835,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                5,427,288
          1,030,000  Circus Circus Enterprises, Inc. sr. sub. notes
                       9 1/4s, 2005                                                                              1,050,600
          3,780,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                       3,364,427
         16,030,000  Coast Hotels & Casinos, Inc. 1st mtge. company
                       guaranty Ser. B, 13s, 2002                                                               18,133,938
          5,290,000  Colorado Gaming & Entertainment Co. sr. notes
                       12s, 2003                                                                                 5,633,850
         15,195,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                             6,913,725
          1,210,000  Harrahs Entertainment, Inc. company guaranty
                       7 7/8s, 2005                                                                              1,210,000
         10,620,000  Harrahs Entertainment, Inc. company guaranty
                       7 1/2s, 2009                                                                             10,556,811
         18,050,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                             19,494,000
          5,740,000  Hollywood Park Inc. 144A sr. sub. notes 9 1/4s, 2007                                        5,740,000
          5,570,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                       Ser. B, 13s, 2004                                                                         6,043,450
          7,540,000  Mohegan Tribal Gaming, Auth. 144A sr. sub. notes
                       8 3/4s, 2009                                                                              7,653,100
          5,770,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                        5,654,600
         13,350,000  PRT Funding Corp. sr. notes 11 5/8s, 2004
                       (In default) (NON)                                                                        6,007,500
          5,280,000  Showboat Marina Casino 1st mtge. Ser. B,
                       13 1/2s, 2003                                                                             6,019,200
          4,750,000  Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                           3,942,500
         11,435,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                          9,719,750
         15,985,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                         16,144,850
          2,500,000  Trump Castle Hotel 144A sr. sub. notes 10 1/4s, 2003                                        2,525,000
                                                                                                            --------------
                                                                                                               164,782,939

Health Care (3.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,370,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                              2,237,517
            735,000  Columbia/HCA Healthcare Corp. notes 7.69s, 2025                                               621,884
          6,215,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                            5,621,095
          2,050,000  Columbia/HCA Healthcare Corp. notes 7s, 2007                                                1,837,128
          4,165,500  Columbia/HCA Healthcare Corp. notes 6.91s, 2005                                             3,792,646
          3,680,000  Columbia/HCA Healthcare Corp. med term notes
                       6.63s, 2045                                                                               3,460,120
          5,045,000  Conmed Corp. company guaranty 9s, 2008                                                      5,045,000
         13,340,000  Extendicare Health Services, Inc. company guaranty
                       9.35s, 2007                                                                              11,605,800
          9,855,000  Global Health Sciences company guaranty 11s, 2008                                           6,011,550
          2,120,000  HEALTHSOUTH Corp. sr. notes 7s, 2008                                                        2,014,000
          7,850,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007                                                                              5,887,500
         11,890,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                              8,798,600
          4,235,000  Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                      3,620,925
          4,000,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                       coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                      1,160,000
         17,240,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                              8,620,000
          9,850,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                    8,520,250
          4,891,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                               4,585,313
          3,100,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                2,387,000
         15,300,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                             13,005,000
          5,400,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                       5,130,000
         11,605,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                              3,481,500
          2,439,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                          2,439,000
         13,201,000  Tenet Healthcare Corp. 144A sr. sub. notes
                       8 1/8s, 2008                                                                             12,870,975
          7,560,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                   7,522,200
          2,450,000  Tenet Healthcare Corp.144A sr. notes 7 5/8s, 2008                                           2,364,250
                                                                                                            --------------
                                                                                                               132,639,253

Insurance and Finance (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,105,000  CSBI Capital Trust I 144A company guaranty                                                  4,433,400
          5,860,000  Superior Financial 144A sr. notes 8.65s, 2003                                               5,515,725
                                                                                                            --------------
                                                                                                                 9,949,125

Lodging (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          6,110,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                         5,804,500
          4,445,000  HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                          4,378,325
          5,480,000  HMH Properties, Inc. company guaranty Ser. B,
                       7 7/8s, 2008                                                                              5,233,400
          8,000,000  Starwood Hotels Resorts bank term loan
                       7.861s, 2/23/03                                                                           7,990,000
                                                                                                            --------------
                                                                                                                23,406,225

Manufacturing (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          7,540,000  Insilco Holding Co. sr. disc. notes stepped-coupon
                       zero % (14s, 8/15/03), 2008 (STP)                                                         3,393,000

Media (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          6,050,000  Ackerly Group, Inc. 144A sr. sub. notes 9s, 2009                                            6,276,875
          8,250,000  RBS Participacoes S.A. 144A company guaranty
                       11s, 2007 (Brazil)                                                                        3,052,500
                                                                                                            --------------
                                                                                                                 9,329,375

Medical Supplies and Devices (0.7%)
--------------------------------------------------------------------------------------------------------------------------
         11,215,000  ALARIS Medical Systems, Inc. company guaranty
                       9 3/4s, 2006                                                                             11,327,150
          3,155,000  Dade International, Inc. sr. sub. notes Ser. B,
                       11 1/8s, 2006                                                                             3,521,769
          7,440,000  Mediq, Inc. deb. stepped-coupon zero %
                       (13s, 6/1/03), 2009 (STP)                                                                 2,976,000
          6,780,000  Mediq, Inc. company guaranty 11s, 2008                                                      6,102,000
                                                                                                            --------------
                                                                                                                23,926,919

Metals and Mining (1.5%)
--------------------------------------------------------------------------------------------------------------------------
         10,840,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                      11,463,300
          6,760,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                  6,675,500
          2,825,000  Armco, Inc. sr. notes 9s, 2007                                                              2,952,125
          3,140,000  Armco, Inc. 144A sr. notes 8 7/8s, 2008                                                     3,257,750
          4,150,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes
                       12 3/4s, 2003                                                                             4,015,125
          2,050,000  Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                       10 7/8s, 2006                                                                             2,060,250
          6,380,000  Lodestar Holdings, Inc. company guaranty
                       11 1/2s, 2005                                                                             5,295,400
          8,500,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                 8,733,750
          6,740,000  WHX Corp. sr. notes 10 1/2s, 2005                                                           6,588,350
                                                                                                            --------------
                                                                                                                51,041,550

Motion Picture Distribution (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008
                       (Mexico)                                                                                    205,000
          7,225,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008
                       (Mexico)                                                                                  7,423,688
         25,608,000  Diva Systems Corp. 144A sr. disc. notes stepped-coupon
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                      7,938,480
                                                                                                            --------------
                                                                                                                15,567,168

Oil and Gas (3.9%)
--------------------------------------------------------------------------------------------------------------------------
          8,180,000  Abraxas Petroleum Corp. 144A company guaranty
                       11 1/2s, 2004                                                                             4,090,000
          2,530,000  Belco Oil & Gas Corp. company guaranty Ser. B,
                       10 1/2s, 2006                                                                             2,504,700
          4,000,000  Belco Oil & Gas Corp. sr. sub. notes Ser. B,
                       8 7/8s, 2007                                                                              3,780,000
          7,675,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                4,067,750
          8,500,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                              5,950,000
          5,550,000  Dailey Petroleum Services Corp. company guaranty
                       9 1/2s, 2008                                                                              2,775,000
          2,900,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                            2,965,250
          1,300,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (14 1/8s, 5/1/03), 2006 (STP)                                                390,000
          6,000,000  Gulf Canada Resources, Ltd. sr. notes
                       8 3/8s, 2005 (Canada)                                                                     5,940,000
          2,350,000  Gulf Canada Resources, Ltd. sr. notes
                       8.35s, 2006 (Canada)                                                                      2,245,848
          2,000,000  Gulf Canada Resources, Ltd. sr. notes
                       8 1/4s, 2017 (Canada)                                                                     1,860,000
          5,750,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                      5,462,500
          5,950,000  Michael Petroleum Corp. sr. notes Ser. B,
                       11 1/2s, 2005                                                                             4,224,500
          6,840,000  Northern Offshore 144A company guaranty
                       10s, 2005                                                                                 3,146,400
          7,690,000  Ocean Energy, Inc. company guaranty Ser. B,
                       8 7/8s, 2007                                                                              7,151,700
         14,383,000  Ocean Energy, Inc. company guaranty Ser. B,
                       8 3/8s, 2008                                                                             13,304,275
          9,045,000  Petroleos Mexicanos 144A company guaranty
                       9 3/8s, 2008                                                                              8,909,325
          2,320,000  Petro Geo-Services AS ADR notes
                       7 1/2s, 2007 (Norway)                                                                     2,349,418
          2,120,000  Seagull Energy sr. sub notes 8 5/8s, 2005                                                   2,056,400
          4,755,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                        2,995,650
          3,050,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                3,034,750
         41,991,000  Transamerican Energy sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 6/15/99), 2002 (STP)                                                12,597,300
         31,870,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                        9,561,000
         12,530,000  Transamerican Refining Corp. 144A
                       sr. sub. notes 16s, 2003                                                                  1,253,000
         17,087,000  TransTexas Gas Corp. sr. sub. notes Ser. D,
                       13 3/4s, 2001                                                                             7,689,150
          2,950,000  Triton Energy Ltd. sr. notes 9 1/4s, 2005                                                   2,673,526
         12,280,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                         11,973,000
          1,070,000  Vintage Petroleum sr. sub. notes 9s, 2005                                                     997,775
                                                                                                            --------------
                                                                                                               135,948,217

Packaging and Containers (1.6%)
--------------------------------------------------------------------------------------------------------------------------
         11,010,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                           11,065,050
          2,000,000  Ball Corp. company guaranty 7 3/4s, 2006                                                    2,040,000
          1,880,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                        1,815,742
         13,020,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                 12,789,546
          7,285,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                             6,629,350
          6,510,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                             6,640,200
          2,900,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                             2,929,000
         13,517,971  Riverwood International Corp. bank term loan
                       8.015s, 2003                                                                             13,467,279
                                                                                                            --------------
                                                                                                                57,376,167

Paper and Forest Products (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          8,831,547  Alabama River Newsprint bank loan notes FRN
                       7.562s, 2002                                                                              6,623,660
         14,230,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                       12s, (16s, 2/15/04), 2049 (Indonesia) (STP)                                               5,976,600
          3,000,000  Boise Cascade Co. notes 7.35s, 2004                                                         2,897,010
          8,675,000  Consumers International 144A sr. notes 10 1/4s, 2005                                        9,152,125
          7,515,000  Huntsman Packaging Corp. company guaranty
                       9 1/8s, 2007                                                                              7,533,788
         12,000,000  Jefferson Smurfit bank term loan 8.65s, 2006                                               12,000,000
         14,960,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                 7,629,600
          2,580,000  PT Pabrik Kertas Tjiwi Kimia company guaranty
                       10s, 2004 (Indonesia)                                                                     1,354,500
            215,000  Republic Group Inc. sr. sub. notes 9 1/2s, 2008                                               217,688
          5,000,000  Stone Container Corp. sr. notes 12.58s, 2016                                                5,350,000
                                                                                                            --------------
                                                                                                                58,734,971

Pharmaceuticals (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,070,000  Biovail Corp. International 144A sr. notes
                       10 7/8s, 2005                                                                             3,116,050
          9,705,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                      10,008,281
                                                                                                            --------------
                                                                                                                13,124,331

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
          2,760,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                              1,545,600

Publishing (1.0%)
--------------------------------------------------------------------------------------------------------------------------
         12,880,000  Affinity Group Holdings sr. notes 11s, 2007                                                12,880,000
          7,700,000  American Media Operation, Inc. sr. sub. notes
                       11 5/8s, 2004                                                                             7,931,000
          2,000,000  Garden State Newspapers, Inc. sr. sub. notes
                       Ser. B, 8 3/4s, 2009                                                                      2,020,000
          2,450,000  Perry-Judd company guaranty 10 5/8s, 2007                                                   2,560,250
          4,345,065  Von Hoffman Press, Inc. 144A sr. sub. notes
                       13 1/2s, 2009                                                                             4,518,868
          3,540,000  Von Hoffman Press Inc. 144A sr. sub. notes
                       10 3/8s, 2007                                                                             3,663,900
                                                                                                            --------------
                                                                                                                33,574,018

Railroads (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         13,545,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                           7,314,300
          1,960,000  TFM S.A. de C.V. company guaranty
                       10 1/4s, 2007 (Mexico)                                                                    1,646,400
                                                                                                            --------------
                                                                                                                 8,960,700

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          8,000,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                         8,080,000

Retail (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,080,000  Home Interiors & Gifts, Inc. company guaranty
                       10 1/8s, 2008                                                                             5,105,400
          2,250,000  K mart Corp. deb. 13 1/2s, 2009                                                             2,336,400
          2,000,000  K mart Corp. med. term notes 9s, 2020                                                       1,951,420
          2,000,000  K mart Corp. med. term notes 8.96s, 2019                                                    1,944,800
          1,900,000  K mart Corp. deb. 7 3/4s, 2012                                                              1,957,000
          8,635,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                  8,980,400
          5,265,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                  5,054,400
          3,900,000  North Atlantic Trading Co. company guaranty
                       Ser. B, 11s, 2004                                                                         3,939,000
          2,030,000  Specialty Retailers, Inc. company guaranty Ser. B,
                       8 1/2s, 2005                                                                              1,806,700
                                                                                                            --------------
                                                                                                                33,075,520

Satellite Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,645,765  Direct Sat I 144A notes 8 1/4s, 2001                                                        1,643,708
          1,754,259  Echostar I 144A sr. notes 8 1/4s, 2001                                                      1,752,066
          9,210,000  Golden Sky Systems 144A sr. sub. notes
                       12 3/8s, 2006                                                                            10,038,900
          5,015,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes
                       10 1/8s, 2004 (Mexico)                                                                    3,961,850
         10,966,000  Satelites Mexicanos S.A. de C.V. 144A company
                       guaranty FRB 9.06s, 2004 (Mexico)                                                        10,088,720
                                                                                                            --------------
                                                                                                                27,485,244

Semiconductors (1.3%)
--------------------------------------------------------------------------------------------------------------------------
         22,993,891  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008                                                                             20,694,502
          9,105,000  Fairchild Semiconductor Corp. sr. sub. notes
                       10 1/8s, 2007                                                                             9,287,100
         16,340,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                          14,379,200
                                                                                                            --------------
                                                                                                                44,360,802

Shipping (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          7,730,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                     8,309,750
          3,700,000  Pegasus Shipping 144A 11 7/8s, 2004                                                         3,200,500
                                                                                                            --------------
                                                                                                                11,510,250

Specialty Consumer Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          8,650,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                    8,433,750

Steel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         10,032,000  UCAR Global Enterprises sr. sub. notes
                       Ser. B, 12s, 2005                                                                        10,583,760

Telecommunications (13.9%)
--------------------------------------------------------------------------------------------------------------------------
         12,000,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B,
                       zero % (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                           6,480,000
          6,820,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                            3,887,400
          6,050,000  CapRock Communications Corp. sr. notes
                       Ser. B, 12s, 2008                                                                         6,110,500
         16,435,000  Covad Communications Group sr. disc. notes stepped-
                       coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                                     8,710,550
         10,630,000  Covad Communications Group Inc. 144A sr. notes
                       12 1/2s, 2009                                                                            10,257,950
          5,000,000  Cox Communications, Inc. term loan B, FRN
                       8.255s, 2007                                                                              4,950,000
         43,350,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/2s, 03/01/03), 2008 (STP)                                            9,970,500
          3,465,000  Econophone, Inc. company guaranty 13 1/2s, 2007                                             3,534,300
         20,120,000  Econophone, Inc. 144A notes stepped-coupon
                       zero % (11s, 2/15/03), 2008 (STP)                                                        10,060,000
          7,640,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                          8,078,536
         18,680,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                           6,724,800
         16,130,000  Focal Communications Corp. sr. disc. notes, stepped-
                       coupon Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                     8,065,000
         20,750,000  Global Crossing Holdings, Ltd. company guaranty
                       9 5/8s, 2008                                                                             21,787,500
         32,245,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                    22,813,338
          5,815,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                  4,477,550
          9,040,000  Hyperion Telecommunications Corp., Inc. sr. notes
                       Ser. B, 12 1/4s, 2004                                                                     9,559,800
          4,350,000  Hyperion Telecommunications Inc. 144A sr. sub. notes
                       12s, 2007                                                                                 4,360,875
            650,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                          385,125
          6,075,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                   5,270,063
         33,770,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                             19,417,750
         27,785,000  Intelcom Group (USA), Inc. company guaranty stepped-
                       coupon zero % (12 1/2s, 5/1/01), 2006 (STP)                                              22,089,075
         14,200,000  Interact Systems, Inc. 144A units stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                   497,000
         14,660,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                     10,188,700
         10,700,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8.6s, 2008                                                                               10,084,750
         10,470,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8 1/2s, 2008                                                                              9,789,450
         39,605,000  International Cabletel, Inc. sr. notes stepped-coupon
                       Ser. B, zero % (11 1/2s, 2/01/01), 2006 (STP)                                            34,852,400
          8,155,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                            8,521,975
         27,260,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                    14,038,900
         19,320,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero %, (11 7/8s, 10/15/02), 2007 (STP)                                                  10,143,000
          5,150,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                       10 3/8s, 2007                                                                             5,652,125
          2,100,000  L-3 Communications Corp. sr. sub. notes
                       8 1/2s, 2008                                                                              2,173,500
          4,380,000  L-3 Communications Corp. company guaranty
                       Ser. B, 8s, 2008                                                                          4,423,800
          7,390,000  Logix Communications Enterprises sr. notes
                       12 1/4s, 2008                                                                             6,651,000
          3,670,000  Metrocall, Inc. 144A sr. sub. notes 11s, 2008                                               3,449,800
          3,900,000  MetroNet Communications Corp. sr. notes 12s, 2007                                           4,465,500
          4,920,000  MetroNet Communications Corp. sr. disc. notes stepped-
                       coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                            3,591,600
         10,220,000  MetroNet Communications Corp. 144A sr. notes
                       10 5/8s, 2008 (Canada)                                                                   11,497,500
         12,630,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                        8,651,550
          9,185,000  Microcell Telecommunications sr. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 12/1/01), 2006
                       (Canada) (STP)                                                                            7,302,075
          2,040,000  Netia Holdings B.V. 144A company guaranty
                       stepped-coupon zero % (11 1/4s, 11/1/01), 2007
                       (Poland) (STP)                                                                            1,244,400
          4,450,000  Netia Holdings B.V. 144A company guaranty
                       10 1/4s, 2007 (Poland)                                                                    4,005,000
         10,910,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                      10,910,000
         16,940,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                       9,486,400
         17,660,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                      13,951,400
          5,300,000  Qwest Communications International, Inc. 144A
                       sr. notes 7 1/2s, 2008                                                                    5,472,250
          9,272,000  Qwest Communications International, Inc. 144A
                       sr. notes 7 1/4s, 2008                                                                    9,480,620
         18,500,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                      9,250,000
          2,850,000  Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                      2,921,250
          7,140,000  Startec Global Communications Corp. sr. notes
                       12s, 2008                                                                                 6,461,700
          4,100,000  Telecommunications Techniques, Inc. company
                       guaranty 9 3/4s, 2008                                                                     4,120,500
          4,960,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02),
                       2005 (STP)                                                                                2,926,400
         12,670,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                            13,556,900
          9,962,000  USN Communications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (14 5/8s, 8/15/00), 2004 (STP)                                        996,200
         12,610,000  WinStar Communications, Inc. sr. sub. notes stepped-
                       coupon zero % (15s, 3/1/02), 2007 (STP)                                                  10,466,300
         12,299,000  WinStar Communications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                        20,908,300
         14,580,000  WinStar Communications, Inc. sr. sub. notes 11s, 2008                                       9,185,400
                                                                                                            --------------
                                                                                                               488,308,257

Telephone Services (4.1%)
--------------------------------------------------------------------------------------------------------------------------
         17,630,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                            10,225,400
         21,510,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                  17,208,000
         11,250,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                              7,565,625
          1,860,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                              1,125,300
          8,520,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                    7,242,000
          4,500,000  E. Spire Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (13s, 11/1/00), 2005 (STP)                                                  2,700,000
            905,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                        543,000
          5,810,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                     4,299,400
         12,020,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                            11,419,000
          2,390,000  Globo Communicacoes 144A sr. notes
                       10 5/8s, 2008 (Brazil)                                                                    1,302,550
          2,400,000  Globo Communicacoes company guaranty
                       10 1/2s, 2006 (Brazil)                                                                    1,320,000
          1,875,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                    1,031,250
          3,187,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                      3,505,700
          1,900,000  Long Distance International, Inc. 144A sr. notes
                       12 1/4s, 2008                                                                             1,330,000
          4,580,000  McLeodUSA, Inc. sr. disc. notes stepped-coupon
                       zero %, (10 1/2s, 3/1/02), 2007 (STP)                                                     3,618,200
          2,200,000  McLeodUSA, Inc. 144A sr. notes 8 1/8s, 2009                                                 2,167,000
          3,920,000  OnePoint Communications, Corp. 144A sr. notes
                       14 1/2s, 2008                                                                             2,058,000
          6,520,000  Primus Telecommunications Group, Inc. sr. notes
                       Ser. B, 9 7/8s, 2008                                                                      6,161,400
         10,520,000  RSL Communications, Ltd. company guaranty
                       12 1/4s, 2006                                                                            11,282,700
          2,470,000  RSL Communications, Ltd. company guaranty,
                       stepped-coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                       1,407,900
          5,470,000  RSL Communications, Ltd. company guaranty
                       9 1/8s, 2008                                                                              5,155,475
          4,680,000  RSL Communications PLC. 144A sr. notes
                       10 1/2s, 2008 (United Kingdom)                                                            4,773,600
          5,640,000  Transtel S.A. 144A pass-through certificates
                       12 1/2s, 2007 (Colombia)                                                                  2,143,200
          4,980,000  US Xchange LLC sr. notes 15s, 2008                                                          5,229,000
          7,130,000  Versatel Telecom sr. notes 13 1/4s, 2008                                                    7,272,600
          2,590,000  Versatel Telecom sr. notes 13 1/4s, 2008                                                    2,641,800
         28,320,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                           16,992,000
          1,905,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                        1,962,150
                                                                                                            --------------
                                                                                                               143,682,250

Textiles (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,575,000  Glenoit Corp. company guaranty 11s, 2007                                                    3,289,000
            440,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                                453,200
          2,000,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                              2,065,000
                                                                                                            --------------
                                                                                                                 5,807,200

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,650,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                               3,650,000

Utilities (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          7,450,000  CMS Energy Corp. pass-through certificates 7s, 2005                                         7,161,813
          7,860,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                     7,683,150
         10,680,000  Public Service Co. of New Mexico sr. notes
                       Ser. A, 7.1s, 2005                                                                       10,705,525
                                                                                                            --------------
                                                                                                                25,550,488

Wireless Communications (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         10,040,000  American Mobile Satellite Corp. company guaranty
                       12 1/4s, 2008                                                                             4,869,400
            320,000  Clearnet Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (14 3/4s, 12/15/00), 2005 (STP)                                               288,000
          7,380,000  Paging Network Do Brasil sr. notes
                       13 1/2s, 2005 (Brazil)                                                                    3,173,400
          4,785,000  Telesystem International Wireless Inc. sr. disc. notes stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02), 2007
                       (Canada) (STP)                                                                            1,866,150
                                                                                                            --------------
                                                                                                                10,196,950
                                                                                                            --------------
                     Total Corporate Bonds and Notes
                       (cost $3,387,232,884)                                                                $3,021,175,846

PREFERRED STOCKS (6.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            296,110  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                          $   15,989,940
             19,825  Chevy Chase Savings Bank $3.25 pfd.                                                           589,794
                                                                                                            --------------
                                                                                                                16,579,734

Broadcasting (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             63,341  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                            7,569,250
                279  Capstar Communications, Inc. Ser. E, $12.625
                       cum. pfd. (PIK)                                                                              33,341
            123,134  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                      14,406,678
              5,476  Granite Broadcasting 144A 12.75% pfd. (PIK)                                                 5,804,560
              1,545  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                         12,669,000
             10,977  Spanish Broadcasting Systems 14.25% (PIK)                                                  11,525,850
                                                                                                            --------------
                                                                                                                52,008,679

Building and Construction (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            129,800  Brand Scaffold Services, Inc. 144A $3.625 cum. pfd.                                         3,894,000
            259,960  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                         31,065,220
                                                                                                            --------------
                                                                                                                34,959,220

Cable Television (--%)
--------------------------------------------------------------------------------------------------------------------------
              3,600  Adelphia Communications Corp. Ser. B, $13.00
                       cum. pfd.                                                                                   412,200
              6,102  21st Century Telecom Group 144A 13.75% (PIK)                                                3,051,000
                                                                                                            --------------
                                                                                                                 3,463,200

Cellular Communications (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              8,906  Dobson Communications Corp. 144A $12.25 pfd. (PIK)                                          8,015,400
              2,885  NEXTEL Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                      2,740,750
                                                                                                            --------------
                                                                                                                10,756,150

Computer Services and Software (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              4,977  Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                          4,777,920

Cosmetics (--%)
--------------------------------------------------------------------------------------------------------------------------
              5,636  Renaissance Cosmetics Inc. 14.00% pfd. (PIK)                                                        1

Electric Utilities (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             74,923  Public Service Co. of New Hampshire $2.651
                       1st mtge. pfd.                                                                            1,947,998

Food and Beverages (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Doane Products Co. $14.25 pfd.                                                             10,560,000
             74,762  Nebco Evans Holding Co. 144A 11.25% pfd. (PIK)                                              3,140,004
                                                                                                            --------------
                                                                                                                13,700,004

Health Care (0.7%)
--------------------------------------------------------------------------------------------------------------------------
         13,395,000  Fresenius Medical Capital Trust I company guaranty,
                       Ser. D, $9.00 pfd. (Germany)                                                             13,914,056
         10,730,000  Fresenius Medical Capital Trust II company guaranty,
                       7.875% pfd. (Germany)                                                                    10,837,300
                                                                                                            --------------
                                                                                                                24,751,356

Insurance and Finance (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                               3,640,000

Motion Picture Distribution (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            392,000  Diva Systems Corp. Ser. C, $6.00 pfd.                                                       2,352,000
            876,252  Diva Systems Corp. Ser. D, $6.00 pfd.                                                       5,257,512
                                                                                                            --------------
                                                                                                                 7,609,512

Oil and Gas (--%)
--------------------------------------------------------------------------------------------------------------------------
             83,725  TCR Holding Corp. Class D, zero % pfd.                                                          4,437
          1,494,577  TCR Holding Corp. Class E, zero % pfd.                                                         94,158
                                                                                                            --------------
                                                                                                                    98,595

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            154,863  AmeriKing, Inc. $3.25 pfd. (PIK)                                                            4,103,870

Telecommunications (1.8%)
--------------------------------------------------------------------------------------------------------------------------
             14,190  Centaur Funding Corp 144A $9.08 pfd.
                       (Cayman Islands)                                                                         15,451,065
              8,908  ICG Holdings, Inc., 144A $14.00 pfd. (Canada) (PIK)                                         8,952,540
             16,463  Intermedia Communication Ser. B, 13.50% (PIK)                                              16,380,685
              4,125  IXC Communications, Inc. $12.50 pfd. (PIK)                                                  4,475,625
             75,589  Nextlink Communications, Inc. 144A $7.00 pfd. (PIK)                                         3,892,834
              2,828  Pegasus Communications Corp. Ser. A, $12.75 cum. pfd.                                       3,082,520
             13,340  WinStar Communications, Inc. 144A $14.25 pfd. (PIK)                                        10,672,000
                                                                                                            --------------
                                                                                                                62,907,269

Telephone Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                420  E. Spire Communications, Inc. 12.75% (PIK)                                                    142,800
             18,569  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                  2,321,125
                                                                                                            --------------
                                                                                                                 2,463,925
                                                                                                            --------------
                     Total Preferred Stocks (cost $254,789,470)                                             $  243,767,433

CONVERTIBLE BONDS AND NOTES (1.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $ 2,610,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                        $    1,246,275
          5,300,000  Argosy Gaming cv. sub. notes 12s, 2001                                                      5,419,250
          5,500,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                              4,840,000
         25,690,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                             14,643,300
          3,900,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                       coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                            3,588,000
         11,350,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                              8,285,500
          5,000,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                  4,175,000
          4,000,000  Lam Research Corp. 144A cv. sub. notes 5s, 2002                                             3,340,000
          8,000,000  NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                                   5,640,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes
                       (cost $61,653,724)                                                                   $   51,177,325

UNITS (1.2%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
             21,510  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/03), 2003 (In default)
                       (Australia) (STP) (NON)                                                              $      161,325
              6,120  Birch Telecom, Inc. 144A units 14s, 2008                                                    5,599,800
              8,710  Carrier1 144A units pfd. 13 1/4s, 2009                                                      8,884,200
                 30  Decrane Aircraft Holdings 144A units 12s, 2008                                                 30,000
             12,760  Network Plus Corp. units pfd. 13 1/2s, 2009                                                13,015,200
              2,000  Signature Brands USA, Inc. units 13s, 2002                                                  2,210,000
             13,345  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                10,942,900
             60,536  XCL Ltd. 144A units cv. cum. pfd. 9 1/2s, 2006 (PIK)                                        2,663,584
                                                                                                            --------------
                     Total Units (cost $66,435,851)                                                         $   43,507,009

WARRANTS (1.1%) (a)(NON)                                                                        EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
             30,610  Allegiance Telecom, Inc.                                                   2/3/08       $     857,080
             10,040  American Mobile Satellite Corp.                                            4/1/08              33,032
            265,000  Becker Gaming Corp. 144A                                                   11/15/00                27
              6,820  Bestel SA (Mexico)                                                         5/15/05              6,820
             45,271  CellNet Data Systems, Inc.                                                 10/1/07            905,420
            130,000  CGA Group Ltd. 144A                                                        2/11/07              2,600
             11,495  Club Regina, Inc. 144A                                                     4/15/06             11,495
              8,595  Colt Telecommunications Group PLC                                          12/31/06         4,942,125
              2,975  Concentric Network Corp.                                                   12/15/07           496,825
            121,027  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00             60,514
             26,510  Covad Communications Group 144A,
                       (acquired 5/27/98, cost $1,073,478) (RES)                                3/15/08         15,216,740
              4,650  Diva Systems Corp.                                                         5/15/06          1,125,300
             76,824  Diva Systems Corp.                                                         3/1/08             998,712
            210,395  DTI Holdings Inc.                                                          3/1/08               2,104
                130  E. Spire Communications, Inc.                                              11/1/05                780
              8,400  Econophone, Inc. 144A                                                      7/1/07             420,000
              6,110  Epic Resorts                                                               6/15/05                 61
              8,200  Esat Holdings, Inc. (Ireland)                                              2/1/07             582,200
             18,330  Firstworld Communication                                                   4/15/08            183,300
              6,135  Globalstar Telecom 144A                                                    2/15/04            337,425
             19,455  Hyperion Telecommunications 144A                                           4/15/01          1,193,370
            251,394  ICG Communications                                                         10/15/05         5,027,880
              7,540  Insilco Holding Co.                                                        8/15/08                  1
             14,200  Interact Systems, Inc.                                                     8/1/03                 142
             15,924  Intermedia Communications                                                  6/1/00             844,768
              5,125  International Wireless
                       Communications Holdings 144A                                             8/15/01                 51
             16,520  Iridium World Com 144A                                                     7/15/05          1,156,400
             25,970  KMC Telecom Holdings, Inc.                                                 4/15/08             64,925
             25,920  Knology Holdings, Inc. 144A                                                10/15/07            38,880
              1,900  Long Distance International, Inc. 144A                                     4/13/08              4,750
             41,270  McCaw International Ltd.                                                   4/15/07            165,080
              7,440  Mediq, Inc. 144A                                                            6/1/09                 74
              3,900  Metronet Communications 144A                                               8/15/07            136,500
              3,310  MGC Communications, Inc. 144A                                              10/1/04             90,032
              3,920  Onepoint Communications, Inc.                                              6/1/08               3,920
             12,550  Orion Network Systems                                                      1/15/07            144,325
             72,220  Pagemart, Inc. 144A                                                        12/31/03           577,760
             16,940  Pathnet, Inc. 144A                                                         4/15/08            169,400
             12,480  Paxson Communications Corp. 144A                                           6/30/03                125
             76,800  Powertel, Inc.                                                             2/1/06             307,200
             44,150  President Riverboat Casinos, Inc.                                          9/30/99              2,208
             74,000  Rhythms Netcon 144A                                                        5/15/08          1,480,000
              9,115  Spanish Broadcasting Systems 144A                                          6/30/99          1,868,575
              7,140  Startec Global Communications Corp.                                        5/15/08              7,140
              6,375  Sterling Chemicals Holdings                                                8/15/08             95,625
              4,960  Telehub Communications Corp. exp. 7/31/05                                  7/31/05              4,960
             12,530  Transamerican Refining Corp.                                               6/30/03                 13
              2,340  21st Century Telecom Group 144A                                            2/15/10             46,800
             38,235  UIH Australia/Pacific, Inc. 144A                                           5/15/06             38,235
             99,620  USN Communications Inc.                                                    8/15/04                996
              9,720  Versatel Teleco 144A                                                       5/15/08            388,800
              4,190  WAM!NET, Inc.                                                              3/1/05              33,520
             23,250  Wireless One, Inc.                                                         10/19/00               233
                                                                                                            --------------
                     Total Warrants (cost $19,228,981)                                                      $   40,075,248

COMMON STOCKS (0.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              3,000  AmeriKing, Inc. (NON)                                                                  $      120,000
              6,570  Axia Holding Inc. 144A (PIK)                                                                   91,980
            100,000  BE Aerospace, Inc. (NON)                                                                    1,475,000
          1,663,637  Capstar Broadcasting Partners (NON)                                                         2,994,547
            258,760  CellNet Data Systems, Inc. (NON)                                                            1,633,423
            100,000  Clearnet Communications, Inc. Class A, (Canada) (NON)                                       1,100,000
             96,272  Fitzgerald Gaming Corp. (NON)                                                                  48,136
            110,000  French Fragrances Inc. (NON)                                                                  721,875
            105,841  Hedstrom Holdings, Inc. 144A (NON)                                                            105,841
            195,000  Intermedia Communications, Inc. (NON)                                                       3,534,375
            400,000  Isle of Capri Casinos, Inc. (NON)                                                           1,850,000
             41,666  Lady Luck Gaming Corp. (NON)                                                                  239,580
              2,604  Mothers Work, Inc. (NON)                                                                       27,993
              4,555  Paging Do Brazil Holdings Co., LLC 144A
                       Class B, (Brazil)                                                                                46
                293  Pegasus Communications Corp. (NON)                                                              7,142
              8,407  Premium Holdings (L.P.) 144A (NON)                                                             33,628
          1,185,708  PSF Holdings LLC Class A (acquired various dates
                       from 3/15/95 to 8/13/98, cost $39,028,423)(NON) (RES) (AFF)                              15,117,777
             61,213  RSL Communications, Ltd. Class A (NON)                                                      1,748,396
            236,025  Specialty Foods Acquisition Corp. (NON)                                                        11,801
             16,316  Wang Laboratories, Inc. (NON)                                                                 389,545
                                                                                                            --------------
                     Total Common Stocks (cost $60,192,418)                                                 $   31,251,085

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            121,000  Cendant Corp. $3.75 cv.pfd.                                                            $    3,887,125
             50,000  Chancellor Media Corp. $3.00 cv. cum. pfd.                                                  4,450,000
             24,040  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                              228,380
                412  Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                       4,037,600
              8,689  XCL Ltd $8.075 cv. pfd.                                                                       382,316
                                                                                                            --------------
                     Total Convertible Preferred Stocks
                       (cost $16,553,902)                                                                   $   12,985,421

BRADY BONDS (0.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
FRF      31,700,000  Ivory Coast -- 144A FLIRB collateralized
                       FRB 2s, 2018                                                                         $    1,251,070
FRF      31,303,750  Ivory Coast -- 144A PDI bonds FRB
                       1.9s, 2018                                                                                1,524,547
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $4,304,236)                                                                    $    2,775,617

SHORT-TERM INVESTMENTS (0.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $ 3,300,000  Advanta Corp. med. term notes Ser. D, 6.584s, 2000                                     $    3,237,003
          4,000,000  Colombia Holdings sr. notes 10s, 1999                                                       4,040,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $7,295,792)                                         $    7,277,003
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,877,687,258) (b)                                            $3,453,991,987
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,514,679,379.

  (b) The aggregate identified cost on a tax basis is $3,877,925,729, resulting in gross unrealized appreciation and depreciation of $144,223,842 and $568,157,584, respectively, or net unrealized depreciation of $423,933,742.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 1999 was $44,487,917 or 1.3% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affiliated Companies (Note 5).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at February 28, 1999, which are subject to change based on the terms of the security.

-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at February 28, 1999 (Unaudited)
                            Market    Aggregate Face     Delivery   Unrealized
                            Value         Value            Date    Appreciation
-------------------------------------------------------------------------------
Euro Dollars             $4,381,939    $4,491,643        3/17/99     $109,704
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $3,877,687,258) (Note 1)    $3,453,991,987
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,942,817
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            74,000,932
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,225,408
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       23,272,927
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                          109,704
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,554,543,775

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     20,873,456
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           10,632,283
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,893,058
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              494,057
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           111,626
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,160
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,778,759
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,075,997
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    39,864,396
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,514,679,379

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $4,599,197,665
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (8,609,129)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Notes 1)                                            (652,419,849)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                  (423,489,308)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $3,514,679,379

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,596,895,279 divided by 241,722,485 shares)                                           $10.74
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $10.74)*                                  $11.28
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($878,138,461 divided by 82,069,497 shares)**                                            $10.70
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($17,933,062 divided by 1,669,464 shares)                                                $10.74
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $10.74)*                                  $11.10
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class Y share
($21,712,577 divided by 2,021,199 shares)                                                $10.74
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net foreign tax of $46,320)                                              $194,455,613
-----------------------------------------------------------------------------------------------
Dividends                                                                            17,530,289
-----------------------------------------------------------------------------------------------
Total investment income                                                             211,985,902

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      9,874,933
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,668,245
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       169,907
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         15,572
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 3,317,193
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,623,551
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    45,470
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  57,897
-----------------------------------------------------------------------------------------------
Auditing                                                                                 79,296
-----------------------------------------------------------------------------------------------
Legal                                                                                    26,201
-----------------------------------------------------------------------------------------------
Postage                                                                                  86,376
-----------------------------------------------------------------------------------------------
Other                                                                                   153,257
-----------------------------------------------------------------------------------------------
Total expenses                                                                       20,117,898
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (337,391)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         19,780,507
-----------------------------------------------------------------------------------------------
Net investment income                                                               192,205,395
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (218,040,841)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                             (26,978)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                    204,578
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (15,276,200)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (233,139,441)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(40,934,046)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 28       August 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $  192,205,395  $  415,020,991
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                      (218,067,819)     10,596,629
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of
investments and assets and liabilities in
foreign currencies                                                                  (15,071,622)   (467,505,371)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                (40,934,046)    (41,887,751)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                        (149,781,833)   (320,732,329)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (48,931,692)   (111,084,627)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,006,085)     (2,202,905)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (422,622)             --
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --      (2,874,118)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (995,442)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (19,740)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                   (92,041,855)   (183,107,719)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                       (333,118,133)   (662,904,631)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,847,797,512   4,510,702,143
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $8,609,129 and
$672,292, respectively)                                                          $3,514,679,379  $3,847,797,512
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                  Six months
                                     ended
Per-share                         February 28
operating performance             (Unaudited)                                  Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.47           $12.89           $12.11           $12.01           $12.06           $13.01
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .59(c)          1.22(c)          1.20             1.16(c)          1.22             1.27
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.71)           (1.35)             .72              .11             (.01)            (.93)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.12)            (.13)            1.92             1.27             1.21              .34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.61)           (1.28)           (1.14)           (1.15)           (1.22)           (1.29)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.01)              --             (.02)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.61)           (1.29)           (1.14)           (1.17)           (1.26)           (1.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.74           $11.47           $12.89           $12.11           $12.01           $12.06
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (0.93)*          (1.75)           16.60            11.08            10.76             2.46
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,596,895       $2,821,513       $3,259,440       $3,115,546       $2,997,467       $2,885,748
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .46*             .95              .96              .96              .95              .94
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           5.39*            9.39             9.54             9.57            10.27             9.82
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             30.24*           69.23           130.77           184.86            81.70            55.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.  (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                  Six months
                                     ended
Per-share                         February 28
operating performance             (Unaudited)                                 Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.43           $12.84           $12.07           $11.97           $12.03           $12.99
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .55(c)          1.12(c)          1.10             1.07(c)          1.09             1.18
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.71)           (1.34)             .72              .11              .02             (.94)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.16)            (.22)            1.82             1.18             1.11              .24
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.57)           (1.18)           (1.05)           (1.06)           (1.13)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.01)              --             (.02)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.57)           (1.19)           (1.05)           (1.08)           (1.17)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.70           $11.43           $12.84           $12.07           $11.97           $12.03
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (1.31)*          (2.42)           15.71            10.28             9.88             1.66
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $878,138       $1,007,028       $1,226,880       $1,100,757         $762,947         $535,002
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .83*            1.70             1.71             1.71             1.70             1.69
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           5.01*            8.64             8.79             8.84             9.52             9.06
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             30.24*           69.23           130.77           184.86            81.70            55.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.  (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six months
                                                      ended                                                        For the period
Per-share                                          February 28                                                      July 3, 1995+
operating performance                              (Unaudited)                Year ended August 31                  to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $11.47           $12.88           $12.10           $12.00           $11.92
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .57(c)          1.19(c)          1.16             1.14(c)           .21(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.70)           (1.34)             .73              .11              .07
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.13)            (.15)            1.89             1.25              .28
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.60)           (1.25)           (1.11)           (1.13)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.01)              --             (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.60)           (1.26)           (1.11)           (1.15)            (.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.74           $11.47           $12.88           $12.10           $12.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (1.06)*          (1.94)           16.33            10.88             2.38*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $17,933          $19,256          $24,382          $16,616             $964
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .58*            1.20             1.21             1.19              .20*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.27*            9.10             9.29             9.45             1.65*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              30.24*           69.23           130.77           184.86            81.70
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.  (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                                   Dec. 31, 1998+
Per-share                                                                                                          to February 28
operating performance                                                                                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $10.83
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                                                 .21
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                               (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .12
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.21)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $10.74
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                   1.06*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $21,713
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .11*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                1.89*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  30.24*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.  (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities constituting a portfolio that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes does not involve undue risk to income or principal.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1999, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1998, the fund had a capital loss carryover of approximately $402,432,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

     Loss Carryover         Expiration
     --------------      ---------------
       $239,466,000      August 31, 1999
        110,228,000      August 31, 2000
         52,738,000      August 31, 2003

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1999, fund expenses were reduced by $337,391 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,460 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $150,791 and $542 from the sale of class A and class M shares, respectively and $868,648 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received $67 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,059,767,898 and $1,169,224,054, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,094,803       $217,885,057
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,059,634         76,320,952
-----------------------------------------------------------------------------
                                                27,154,437        294,206,009

Shares
repurchased                                    (31,359,439)      (341,793,070)
-----------------------------------------------------------------------------
Net decrease                                    (4,205,002)      $(47,587,061)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     25,577,181       $333,528,744
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   12,674,739        164,535,205
-----------------------------------------------------------------------------
                                                38,251,920        498,063,949

Shares
repurchased                                    (45,120,605)      (585,257,649)
-----------------------------------------------------------------------------
Net decrease                                    (6,868,685)      $(87,193,700)
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,560,639       $ 70,849,288
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,070,736         22,306,489
-----------------------------------------------------------------------------
                                                 8,631,375         93,155,777

Shares
repurchased                                    (14,694,218)      (159,531,271)
-----------------------------------------------------------------------------
Net decrease                                    (6,062,843)      $(66,375,494)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,055,130       $130,832,944
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,995,549         51,694,415
-----------------------------------------------------------------------------
                                                14,050,679        182,527,359

Shares
repurchased                                    (21,435,734)      (275,673,256)
-----------------------------------------------------------------------------
Net decrease                                    (7,385,055)      $(93,145,897)
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        157,480         $1,716,721
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       61,499            664,718
-----------------------------------------------------------------------------
                                                   218,979          2,381,439

Shares
repurchased                                       (228,358)        (2,468,705)
-----------------------------------------------------------------------------
Net decrease                                        (9,379)        $  (87,266)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        241,153        $ 3,146,665
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      108,525          1,408,515
-----------------------------------------------------------------------------
                                                   349,678          4,555,180

Shares
repurchased                                       (563,137)        (7,323,302)
-----------------------------------------------------------------------------
Net decrease                                      (213,459)       $(2,768,122)
-----------------------------------------------------------------------------

                                                         For the period
                                                       December 31, 1998
                                                       (commencement of
                                                          operations) to
                                                       February 28, 1999
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Shares sold                                      2,199,692        $23,933,275
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       37,653            422,622
-----------------------------------------------------------------------------
                                                 2,237,345         24,355,897

Shares
repurchased                                       (216,146)        (2,347,931)
-----------------------------------------------------------------------------
Net increase                                     2,021,199        $22,007,966
-----------------------------------------------------------------------------




Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend          Market
Affiliates                                            cost              cost             Income           Value
-------------------------------------------------------------------------------------------------------------------
PSF Holdings LLC Class A                               --                 --                 --        $15,117,777
-------------------------------------------------------------------------------------------------------------------




PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

Robert M. Paine
Vice President and Fund Manager

Jeffrey A. Kaufman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam High Yield Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA034-51081 014/324/2AC 4/99


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam High Yield Trust
Supplement to Annual Report dated 2/28/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
for periods ended 2/28/99                                   NAV

6 months                                                  -0.89%
1 year                                                    -9.28
5 years                                                   31.98
Annual average                                             5.71
10 years                                                 138.23
Annual average                                             9.07
Life of fund (since class A inception, 02/14/78)         696.54
Annual average                                            10.37
----------------------------------------------------------------------------
Share value:                                                NAV

8/31/98                                                  $11.47
2/28/99                                                  $10.74
----------------------------------------------------------------------------
Distributions:
No.               Income       Capital gains              Total
 6              $0.617000        $0.000000              $0.000000
----------------------------------------------------------------------------
Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.